Organization (Details)	12 Months Ended
Dec. 31, 2019
Weidai (Hangzhou) Financial Information Service Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 25, 2014
Percentage of legal ownership by the Company	0.00%
Principal activities	Online finance marketplace business
Yuntuo Group Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 15, 2019
Percentage of legal ownership by the Company	0.00%
Principal activities	Online finance marketplace business
Weidai HK Limited
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 05, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Weidai Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 15, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Rymo Technology Industry Limited
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 22, 2009
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Weidai Singapore PTE. LTD.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 28, 2019
Percentage of legal ownership by the Company	100.00%
Principal activities	Online finance marketplace business
QianTang (Philippines) Lending Inc.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	May 31, 2019
Percentage of legal ownership by the Company	100.00%
Principal activities	Online finance marketplace business
Zhejiang Qunshuo Electronics Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 07, 2014
Percentage of legal ownership by the Company	100.00%
Principal activities	Internet Technology
Youxian Weirui Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 17, 2019
Percentage of legal ownership by the Company	100.00%
Principal activities	Internet Technology
Shanghai Zaohui Finance Lease Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 18, 2015
Percentage of legal ownership by the Company	100.00%
Principal activities	Asset Management
Hangzhou Weian Finance Lease Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Oct. 21, 2016
Percentage of legal ownership by the Company	100.00%
Principal activities	Asset Management
Qianwei (Hangzhou) Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 29, 2015
Percentage of legal ownership by the Company	0.00%
Principal activities	Asset Management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 30, 2015
Percentage of legal ownership by the Company	0.00%
Principal activities	Asset Management
Yiwu Weirui Internet Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 29, 2015
Percentage of legal ownership by the Company	0.00%
Principal activities	Asset Management
Hangzhou Yiqitou Investment Advisory Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Oct. 28, 2016
Percentage of legal ownership by the Company	0.00%
Principal activities	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 21, 2017
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology
Hangzhou Yaowei Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 24, 2018
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 25, 2015
Percentage of legal ownership by the Company	0.00%
Principal activities	Finance information service
Hangzhou Hengting Information Consultancy Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 11, 2019
Percentage of legal ownership by the Company	0.00%
Principal activities	Information Consulting
Shanghai Tingji Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 24, 2019
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology
Haikou Chengfan Technology Co., Ltd [Member]
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 25, 2019
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology
Beihai Hongri Technology Co., Ltd [Member]
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 30, 2019
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology
Beijing Jiyun Technology Co., Ltd [Member]
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 02, 2019
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology
Fuzhou Weidai Online Microcredit Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 23, 2017
Percentage of legal ownership by the Company	0.00%
Principal activities	Micro-loan business
Hangzhou Yaohong Technology Co., Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 07, 2016
Percentage of legal ownership by the Company	0.00%
Principal activities	Internet Technology